Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

June 15, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

Post-Effective Amendment No. 65 (File No. 2-80543)

Amendment No. 76 (File No. 811-3605)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 65, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 76 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to reflect changes to the names and principal investment strategies of the Diversified Growth Portfolio and the Focused Growth Portfolio, which will be renamed the Large Cap Equity Portfolio and the Large Cap Growth Portfolio, respectively (the “Portfolios”).

We are requesting selective review of the Amendment, pursuant to Release No. 33-6510, on the basis that you recently reviewed the Trust’s prospectus and statement of additional information for the Portfolios, as part of its 2010 annual update. The Portfolios’ principal investment strategies have changed from investing, under normal circumstances, at least 65% of each Portfolio’s net assets in equity securities, to investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies. In addition, the Portfolios’ principal investment strategies no longer include investment, to a limited extent, in the securities of foreign issuers and its principal risks no longer include currency or foreign securities risks. The Large Cap Growth Portfolio’s principal risks now include technology securities and mid cap stock risks. Otherwise, there are no other material changes to the prospectus or statement of additional information.

Please be advised that the Trust intends to request acceleration of the effectiveness of the Amendment to on or about July 31, 2010. We will forward a specific request for acceleration after we have received and responded to the staff’s comments, if any, on the Amendment.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy, Esquire

Enclosures

cc:	Craig Carberry, Esquire

Owen Meacham, Esquire